Note 11 - Per Share Data (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Option [Member]
Note 11 - Per Share Data (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			17,053,116	15,878,116	15,455,470
Warrant [Member]
Note 11 - Per Share Data (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,172,930	6,204,930	6,204,930
Convertible Debt Securities [Member]
Note 11 - Per Share Data (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,086,390	8,106,618	30,086,389	7,500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			48,312,435	29,583,046	21,660,400